FAIR VALUE MEASUREMENT - Measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk free interest rate, minimum	3.50%	10.00%
Risk free interest rate, maximum	4.50%	15.00%
Financial instruments held, at fair value	$ 75,547,082	$ 428,159,554
Long-term available-for-sale investments	4,410,382	4,066,490
Fair value assets transferred from level 1 to level 2	0	0
Fair value assets transferred from level 2 to level 1	0	0
Fair value liabilities transferred from level 1 to level 2	0	0
Fair value liabilities transferred from level 2 to level 1	0	0
Fair value assets transferred into level 3	0	0
Fair value assets transferred out of level 3	0	0
Fair value liabilities transferred into level 3	0	0
Fair value liabilities transferred out of level 3	0	0
Impairment loss related to long-term available-for-sale securities	0	0	$ 472,605
Other Comprehensive Income (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized loss		450,325
Unrealized gain	343,892
Other Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized loss	257,065	426,428
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	4,410,382	4,066,490
Total	83,980,646	438,654,300
Recurring | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	18,153,978	6,423,924
Cash and cash equivalents	4,023,182	6,428,256
Recurring | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	54,418,366	418,077,123
Recurring | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	2,270,679	3,014,507
Recurring | Others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	704,059	644,000
Recurring | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	64,107,383	430,798,845
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	2,691,097	2,634,959
Cash and cash equivalents	4,023,182	6,428,256
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	54,418,366	418,077,123
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	2,270,679	3,014,507
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	704,059	644,000
Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	11,770,376	353,525
Recurring | Significant other observable inputs (Level 2) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	11,770,376	353,525
Recurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	4,410,382	4,066,490
Total	8,102,887	7,501,930
Recurring | Significant unobservable inputs (level 3) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	$ 3,692,505	$ 3,435,440